Other Receivables	6 Months Ended
Jun. 30, 2024
Receivables [Abstract]
Other Receivables
7. Other Receivables
Other receivables consisted of the following:

(In thousands)	December 31, 2023	December 31, 2022
Rebate receivables	$871	$1,375
Federal excise tax receivable	3,079	2,506
Insurance settlement in process	298	931
Other	212	113
	$4,460	$4,925
8. Other Receivables
Other receivables consisted of the following:

	June 30, 2024	December 31, 2023
Rebate receivables	$830	$871
Federal excise tax receivable	4,247	3,079
Insurance settlement in process	300	298
Other	149	212
	$5,526	$4,460